Average Annual Total Returns{- Fidelity Advisor® Semiconductors Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Semiconductors Fund	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Semiconductors Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Semiconductors Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1508 Past 1 year	F1508 Past 5 years	F1508 Past 10 years
Total	48.46%	32.62%	26.87%	46.60%	30.01%	25.08%	29.37%	25.91%	22.57%	51.61%	32.84%	26.80%	55.32%	33.17%	26.86%	57.91%	34.58%	27.99%	58.10%		41.63%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	53.13%	33.74%	26.61%

[1]	(a)Since inception October 2, 2018.